Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CHF (SFr)	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	SFr 23,001	SFr 46,636
Intangible assets	14,544,282	9,115,410
Other non-current financial assets	20,001	20,001
Total non-current assets	14,587,284	9,182,047
Current assets
Inventories	196,415
Other receivables	140,273	80,861
Prepayments	343,992	277,589
Cash and cash equivalents	8,466,998	11,258,870
Total current assets	9,147,678	11,617,320
Total assets	23,734,962	20,799,367
Equity
Share capital	136,431	114,172
Share premium	184,841,067	177,230,300
Foreign currency translation reserve	19,375	61,297
Accumulated deficit	(164,910,363)	(160,635,879)
Total shareholders’ equity attributable to owners of the Company	20,086,510	16,769,890
Non-current liabilities
Derivative financial instruments	19,058	6,318
Employee benefits	444,531	867,376
Deferred tax liabilities	115,222	125,865
Total non-current liabilities	578,811	999,559
Current liabilities
Loan		523,920
Derivative financial instruments		310,439
Trade and other payables	1,476,470	762,453
Accrued expenses	1,593,171	1,433,106
Total current liabilities	3,069,641	3,029,918
Total liabilities	3,648,452	4,029,477
Total equity and liabilities	SFr 23,734,962	SFr 20,799,367